DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 7,376,009	$ 15,155,074	$ 24,599,923
Cost of sales	(3,377,660)	(8,672,150)	(11,179,903)
Gross profit	3,998,349	6,482,924	13,420,020
Operating expenses:
General and Administrative	(6,369,245)	(32,032,186)	(2,488,320)
Selling expenses	(1,133,625)	(3,799,640)	(480,368)
Research and development	(4,461,888)	(13,169,157)	(246,923)
Total	(11,998,155)	(67,440,507)	(3,215,611)
Other income (expense)
Interest income	374	156,038	147,820
Other finance expenses	(15,564)	(66,233)	(82,311)
Total	(307,387)	(452,921)	(483,588)
Loss from discontinued operations before income tax			233,153
Income tax provision	(1,097,888)	(138,061)	$ (1,672,957)
Discontinued Operations [Member]
Revenues		16,464,160
Cost of sales		(13,741,705)
Gross profit		2,722,455
Operating expenses:
General and Administrative		(281,460)
Selling expenses		(881,654)
Research and development		(6,959)
Total		(1,552,382)
Other income (expense)
Interest income		378
Other (expense) income, net		66,871
Other finance expenses		(14,939)
Total		52,310
Loss from discontinued operations before income tax		1,604,692
Income tax provision		(593,389)
Income from discontinued operations before non-controlling interest		1,011,303
Less: Net loss attributable to non-controlling interest
Income from discontinued operation		$ 1,011,303